UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 10/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

OCTOBER 31, 2009 | (UNAUDITED)

BlackRock MuniYield Fund, Inc. (MYD)
BlackRock MuniYield Quality Fund, Inc. (MQY)
BlackRock MuniYield Quality Fund II, Inc. (MQT)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Dear Shareholder

Over the past 12 months, we have witnessed a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression to increasing optimism amid emerging signs of recovery. The period began in the midst of an intense deterioration in global economic activity and financial markets in the final months of 2008 and the early months of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, starting with steep declines and heightened risk aversion in the early part of the reporting period, which eventually gave way to an impressive rally that began in March. Although there have been fits and starts along the way and a few modest corrections, the new bull market has pushed all major US indices well into positive territory for 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower, but concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. As economic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong for munis, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, most major benchmark indexes are now in positive territory for both the 6- and 12-month periods.

Total Returns as of October 31, 2009	6-month	12-month

US equities (S&P 500 Index)	20.04%	9.80%

Small cap US equities (Russell 2000 Index)	16.21	6.46

International equities (MSCI Europe, Australasia, Far East Index)	31.18	27.71

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(0.79)	8.12

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.61	13.79

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.99	13.60

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	27.72	48.65

*	Formerly a Merrill Lynch index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.19 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.

**	Data is as of September 30, 2009, is subject to change, and is based on a pro forma estimate of assets under management and other data at BlackRock, Inc. and Barclays Global Investors.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of October 31, 2009	BlackRock MuniYield Fund, Inc.

Investment Objective

BlackRock MuniYield Fund, Inc. (MYD) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 12.77% based on market price and 17.73% based on net asset value (“NAV”). For the same period, the closed-end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 16.28% on a market price basis and 14.93% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Positive performance factors included concentrations in education, health and corporate-related debt. Renewed risk appetite was also beneficial, given the Fund’s focus on lower-rated credits. In addition, the Fund’s long duration stance and emphasis on longer-dated bonds were significant positive contributors as yields on the long end of the curve fell substantially. Negative factors included less exposure to the tax-backed, essential services and tobacco sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MYD
Initial Offering Date	November 29, 1991
Yield on Closing Market Price as of October 31, 2009 ($12.49)[1]	6.63%
Tax Equivalent Yield[2]	10.20%
Current Monthly Distribution per Common Share[3]	$0.069
Current Annualized Distribution per Common Share[3]	$0.828
Leverage as of October 31, 2009[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 7.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$12.49	$11.45	9.08%	$13.58	$11.09
Net Asset Value	$13.13	$11.53	13.88%	$13.84	$11.53

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Health	23%	18%
Corporate	15	12
State	15	24
County/City/Special District/School District	10	9
Transportation	9	6
Utilities	9	8
Education	9	10
Housing	7	9
Tobacco	3	4

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	22%	28%
AA/Aa	29	26
A/A	24	20
BBB/Baa	9	9
BB/Ba	1	1
B/B	3	2
CCC/Caa	2	2
Not Rated[6]	10	12

[5]	Using the higher of Standard and Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.

[6]

The investment advisor has deemed certain of these securities as investment grade quality. As of October 31, 2009 and April 30, 2009, the market value of these securities was $22,209,791 representing 2% and $18,072,535 representing 2%, respectively, of the Fund’s long-term investments.

4	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Fund Summary as of October 31, 2009	BlackRock MuniYield Quality Fund, Inc.

Investment Objective

BlackRock MuniYield Quality Fund, Inc. (MQY) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, high-grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 10.72% based on market price and 10.79% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 11.62% on a market price basis and 9.56% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. Among the factors that contributed to Fund performance during the reporting period were: exposure to the long end of the curve during a period of yield-curve flattening and a general tightening of credit spreads, which drove performance in the Fund’s holdings of insured bonds with weaker underlying credits; and, the Fund’s concentration in the transportation and escrowed sectors, which outperformed during the period. Conversely, low exposure to the utilities and education sectors detracted from Fund performance as both segments performed well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MQY
Initial Offering Date	June 26, 1992
Yield on Closing Market Price as of October 31, 2009 ($13.24)[1]	6.30%
Tax Equivalent Yield[2]	9.69%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Leverage as of October 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 7.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$13.24	$12.32	7.47%	$14.44	$11.80
Net Asset Value	$14.27	$13.27	7.54%	$15.03	$13.04

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Transportation	25%	26%
County/City/Special District/School District	23	20
State	16	18
Utilities	15	16
Health	8	7
Tobacco	4	5
Corporate	4	4
Housing	3	2
Education	2	2

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	38%	39%
AA/Aa	29	42
A/A	26	14
BBB/Baa	5	5
Not Rated	2 [6]	—

[5]	Using the higher of S&P’s or Moody’s ratings.

[6]

The investment advisor has deemed certain of these securities as investment grade quality. As of October 31, 2009, the market value of these securities was $7,684,952 representing 1% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	5

Fund Summary as of October 31, 2009	BlackRock MuniYield Quality Fund II, Inc.

Investment Objective

BlackRock MuniYield Quality Fund II, Inc. (MQT) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, high-grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes. The Fund invests primarily in insured municipal bonds.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended October 31, 2009, the Fund returned 17.55% based on market price and 10.90% based on NAV. For the same period, the closed-end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 11.62% on a market price basis and 9.56% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Among the factors that contributed to Fund performance during the reporting period were: exposure to the long end of the curve during a period of yield-curve flattening and a general tightening of credit spreads, which drove performance in the Fund’s holdings of insured bonds with weaker underlying credits; and the Fund’s concentration in the transportation and housing sectors, which outperformed during the period. Conversely, low exposure to the utilities and education sectors detracted from Fund performance as both segments performed well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MQT
Initial Offering Date	August 28, 1992
Yield on Closing Market Price as of October 31, 2009 ($11.58)[1]	6.42%
Tax Equivalent Yield[2]	9.88%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Leverage as of October 31, 2009[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.

[3]	The distribution is not constant and is subject to change.

[4]

Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 7.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	10/31/09	4/30/09	Change	High	Low

Market Price	$11.58	$10.16	13.98%	$12.28	$10.10
Net Asset Value	$12.42	$11.55	7.53%	$13.06	$11.36

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	10/31/09	4/30/09

Transportation	29%	29%
County/City/Special District/ School District	26	23
State	17	18
Utilities	11	13
Housing	7	7
Health	5	3
Corporate	3	3
Education	2	2
Tobacco	—	2

Credit Quality Allocations[5]

	10/31/09	4/30/09

AAA/Aaa	47%	46%
AA/Aa	25	36
A/A	22	15
BBB/Baa	5	3
Not Rated	1	—

[5]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rate, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Funds may be required to sell portfolio securities at inopportune times or distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of their total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of October 31, 2009, the Funds had economic leverage from Preferred Shares and TOBs as a percentage of their total managed assets as follows:

Percent of Leverage

MYD	38%
MQY	39%
MQT	39%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts as specified in Note 2 of the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset and illiquidity of the derivative instrument. The Funds’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	7

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.3%
County of Jefferson, Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$4,371,150
Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A (a)(b):
5.63%, 8/01/25	2,200	880,000
5.88%, 8/01/36	6,425	2,570,000

		7,821,150

Arizona — 11.7%
Arizona State Transportation Board, RB, Sub-Series A:
5.00%, 7/01/21	5,825	6,290,184
5.00%, 7/01/22	7,030	7,689,414
5.00%, 7/01/23	5,240	5,632,738
Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.75%, 7/01/29	3,300	2,249,907
Maricopa County IDA, Arizona, Refunding RB, Series A-1 (GNMA):
6.00%, 10/20/31	5,000	5,249,200
6.05%, 10/20/36	5,000	5,093,650
Phoenix IDA, Arizona, RB, America West Airlines Inc. Project, AMT, 6.25%, 6/01/19	3,000	2,113,140
Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	5,090	3,363,065
Pima County IDA, RB, Charter Schools, Project II, Series A, 6.75%, 7/01/31	765	676,818
Pima County IDA, RB, Industrial Development, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	3,048,630
Pima County IDA, RB, Prerefunded, Charters Schools, Project II, Series A, 6.75%, 7/01/11 (c)	565	620,432
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	3,435	3,442,351
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,020	8,959,884
5.00%, 12/01/37	7,900	6,719,740
Vistancia Community Facilities District, Arizona, GO:
5.50%, 7/15/20	3,000	2,926,320
5.75%, 7/15/24	2,125	2,065,266
Yavapai County IDA, Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,870,282

		70,011,021

Municipal Bonds	Par (000)	Value

California — 13.2%
California Health Facilities Financing Authority, RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	$3,155	$3,315,274
Cedars-Sinai Medical Center, 5.00%, 8/15/39	3,730	3,468,229
Saint Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,587,353
California State Public Works Board, RB, Department Mental Health, Coalinga, Series A, 5.13%, 6/01/29	4,500	4,267,980
California Statewide Communities Development Authority, RB, John Muir Health, 5.13%, 7/01/39	4,375	4,203,981
Golden State Tobacco Securitization Corp., California, RB:
Asset Backed, Senior, Series A-1, 5.13%, 6/01/47	2,090	1,381,594
Series A-4, 7.80%, 6/01/42 (c)	7,500	9,026,250
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,075	19,360,171
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	9,508
Various Purpose, 5.25%, 11/01/25	5,000	5,086,900
Various Purpose, 5.00%, 6/01/32	9,335	8,792,637
Various Purpose, 6.50%, 4/01/33	14,075	15,555,831

		79,055,708

Colorado — 7.1%
City & County of Denver, Colorado, RB, AMT (AMBAC), 7.75%, 11/15/13	6,195	6,806,942
Colorado Health Facilities Authority, RB, Series C (FSA), 5.25%, 3/01/40	3,750	3,739,537
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A (d):
5.50%, 7/01/34	4,295	4,375,274
5.00%, 7/01/39	5,070	4,771,326
Colorado Housing & Finance Authority, Colorado, RB, S/F Program, Senior, D-2, AMT, 6.90%, 4/01/29	195	208,763
Elk Valley Public Improvement, RB, Public Improvement Fee, Series A:
7.10%, 9/01/14	700	714,686
7.35%, 9/01/31	5,065	4,572,783

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation
TAN	Tax Anticipation Notes

See Notes to Financial Statements.

8	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Platte River Power Authority, Colorado, RB, Series HH:
5.00%, 6/01/26	$2,500	$2,689,100
5.00%, 6/01/27	1,130	1,209,902
Plaza Metropolitan District No. 1, Colorado, TAN, Tax Increment:
Public Improvement Fee, 8.00%, 12/01/25	6,850	6,686,285
Subordinate Public Improvement Fee, 8.13%, 12/01/25	1,885	1,750,468
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,394,563
5.38%, 6/01/32	1,250	1,330,350
5.38%, 6/01/38	830	873,459

		42,123,438

Connecticut — 0.0%
Connecticut State Development Authority, RB, AFCO Cargo BDL, LLC Project, AMT, 7.35%, 4/01/10	125	124,385

District of Columbia — 1.5%
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, RB (AGC) (e):
Series 2nd Senior Lien, 7.00%, 10/01/31	10,000	2,600,500
Series 2nd Senior Lien-B, 7.03%, 10/01/32	15,000	3,660,150
Series 2nd Senior Lien-B, 7.05%, 10/01/33	13,410	3,006,388

		9,267,038

Florida — 6.0%
City of Clearwater, Florida, RB, Series A, 5.25%, 12/01/39	3,435	3,510,673
County of Broward, Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,224,606
County of Lee, Florida, RB (AMBAC), 5.00%, 10/01/22	4,705	4,811,756
County of Miami-Dade, Florida, RB, Miami
International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	5,150	5,022,640
Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,500	2,022,350
Hillsborough County IDA, RB, National Gypsum, Series A, AMT:
7.13%, 4/01/30	11,500	7,930,055
7.13%, 4/01/30	5,000	3,447,850
Midtown Miami Community Development District, Special Assessment, Series B, 6.50%, 5/01/37	5,330	4,435,999
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	4,620	2,494,061

		35,899,990

Georgia — 1.2%
Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	6,945	7,094,109

Guam — 1.0%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,270	1,322,438
6.75%, 11/15/29	2,225	2,380,617
7.00%, 11/15/39	2,300	2,485,932

		6,188,987

Municipal Bonds	Par (000)	Value

Idaho — 1.7%
Idaho Housing & Finance Association, RB, S/F Mortgage, Senior, Series C-2, AMT, 7.15%, 7/01/23	$25	$25,042
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,018,400

		10,043,442

Illinois — 1.1%
Illinois Finance Authority, RB, Series A:
Friendship Village Schaumburg, 5.63%, 2/15/37	875	692,195
Monarch Landing Inc. Facilities, 7.00%, 12/01/37	1,445	722,500
Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (MBIA), 5.50%, 6/15/23	4,000	4,288,520
Village of Bolingbrook, Illinois, Special Tax, Forest City Project, 5.90%, 3/01/27	1,000	761,050

		6,464,265

Indiana — 3.6%
County of Saint Joseph, RB, Notre Dame Du Lac Project, 5.00%, 3/01/36	4,545	4,742,980
Indiana Finance Authority Hospital Revenue, Refunding RB, Parkview Health Systems, Series A, 5.75%, 5/01/31	6,645	6,766,670
Indiana Finance Authority, Refunding RB, Duke Energy, Series C, 4.95%, 10/01/40	5,945	5,668,201
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39 (d)	1,690	1,637,914
Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	2,230	2,392,233

		21,207,998

Kansas — 1.5%
City of Lenexa, Kansas, RB, Lakeview Village Inc., Series C, 6.88%, 5/15/32 (c)	1,250	1,437,800
Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	7,100	7,296,031

		8,733,831

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	800	847,808
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series A, 6.63%, 10/01/28	650	664,729

		1,512,537

Louisiana — 5.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	8,625,780
Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series A, 5.25%, 8/15/36	1,705	1,661,795
Parish of East Baton Rouge, Louisiana, RB, Series A, 5.25%, 2/01/39	1,610	1,652,472
Port Lake Charles, Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	19,000	18,637,480

		30,577,527

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland — 1.5%
County of Prince George’s, Maryland, SO, National Harbor Project, 5.20%, 7/01/34	$1,500	$1,211,370
Maryland Community Development Administration, RB, Residential, Series A, AMT, 4.65%, 9/01/32	2,580	2,395,685
Maryland Health & Higher Educational Facilities Authority, RB, Peninsula Regional Medical Center, 5.00%, 7/01/36	2,000	1,994,020
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	437,720
Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	3,000	3,000,630

		9,039,425

Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,140,095

Michigan — 3.0%
City of Detroit, Michigan, RB, Senior Lien, Series B (FSA), 7.50%, 7/01/33	1,835	2,265,858
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39 (d)	6,085	5,833,385
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,324,680
8.25%, 9/01/39	6,365	7,392,247

		17,816,170

Minnesota — 0.6%
City of Eden Prairie, Minnesota, RB, Rolling Hills Project, Series A (GNMA):
6.00%, 8/20/21	420	450,908
6.20%, 2/20/43	2,000	2,128,980
City of Minneapolis, Minnesota, RB, Housing, Gaar Scott Loft Project, AMT, 5.95%, 5/01/30	895	906,859

		3,486,747

Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	280	295,408

Missouri — 2.8%
Missouri State Highways & Transit Commission, RB, First Lien, Series A, 5.00%, 5/01/21	15,000	16,444,650

Nebraska — 0.1%
City of Lincoln, Nebraska, RB, 4.25%, 6/15/24	790	803,059

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,285	3,329,742

New Jersey — 10.7%
New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	11,435	10,914,707
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT:
6.25%, 9/15/19	3,905	3,520,436
6.25%, 9/15/29	14,000	11,962,020

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey EDA, RB, First Mortgage, Series A:
Lions Gate Project, 5.75%, 1/01/25	$710	$611,722
Lions Gate Project, 5.88%, 1/01/37	230	179,563
Presbyterian, 6.38%, 11/01/31	3,000	2,565,960
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.00%, 7/01/29	19,350	19,500,930
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association (a)(b):
6.00%, 7/01/13	1,335	134
6.63%, 7/01/36	1,835	184
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System:
CAB, Series C (AMBAC), 5.05%, 12/15/35 (e)	13,110	2,558,023
Series A, 5.50%, 12/15/21	3,975	4,483,244
Series A, 5.50%, 12/15/22	6,600	7,425,198

		63,722,121

New York — 6.5%
City of New York, New York, GO, Series O, 5.00%, 6/01/33	2,500	2,548,175
Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	2,200	2,138,576
Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	4,910	5,038,593
New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,168,600
New York State Dormitory Authority, RB:
Education, Series F, 5.00%, 3/15/35	5,000	5,084,500
Mount Sinai Health, Series A, 6.75%, 7/01/20	1,855	1,901,190
Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/21	6,900	7,251,969
Triborough Bridge & Tunnel Authority, New York, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,322,600
Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.38%, 1/01/24	3,450	3,161,304

		38,615,507

North Carolina — 3.7%
North Carolina Eastern Municipal Power Agency, North Carolina, RB:
Series B, 5.00%, 1/01/26	4,465	4,546,888
Series D, 6.75%, 1/01/10 (c)	4,750	4,848,895
North Carolina HFA, North Carolina, RB, Home Ownership, Series 8, Series A, AMT, 6.20%, 7/01/16	145	145,331
North Carolina Housing Finance Agency, North Carolina, RB, S/F, Series II (FHA), 6.20%, 3/01/16	525	525,950
North Carolina Medical Care Commission, North Carolina, RB, First Mortgage:
Arbor Acres Community Project, 6.38%, 3/01/12 (c)	1,000	1,123,360
Presbyterian Homes, 5.40%, 10/01/27	5,000	4,560,500
North Carolina Medical Care Commission, RB, Duke University Health System, Series A (d):
5.00%, 6/01/39	1,270	1,256,398
5.00%, 6/01/42	2,805	2,751,789
North Carolina Municipal Power Agency, RB, Number 1 Catawba, North Carolina, Series A, 5.00%, 1/01/30	2,145	2,163,704

		21,922,815

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	$7,460	$6,009,627
County of Hamilton, Ohio, RB, Improvement, Metropolitan Sewer District, Series B (MBIA), 5.00%, 12/01/28	5,065	5,263,903
County of Lucas, Ohio, RB, Refunding & Improvement, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,193,487
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (d)	5,070	4,793,837
Toledo-Lucas County Port Authority, RB, Saint Mary Woods Project, Series A:
6.00%, 5/15/24	750	641,325
6.00%, 5/15/34	2,250	1,755,563

		20,657,742

Oregon — 0.6%
Portland Housing Authority, RB, Housing, Pine Square & University Place, Series A, 5.88%, 1/01/22	1,610	1,404,532
State of Oregon, GO, Veterans Welfare, Series 80A, 5.70%, 10/01/32	1,915	1,935,127

		3,339,659

Pennsylvania — 7.3%
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33 (d)	2,365	2,309,541
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40 (d)	3,805	3,778,784
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	5,270	3,336,964
Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	2,450	2,297,806
Pennsylvania Higher Educational Facilities Authority, RB, Allegheny Delaware Valley Obligation, Series C (MBIA), 5.88%, 11/15/16	11,990	10,612,949
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	13,905	13,833,945
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,175,096
Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (c)	5,000	6,013,150

		43,358,235

Puerto Rico — 1.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	10,944,780

Rhode Island — 1.0%
Central Falls Detention Facility Corp., Rhode Island, Refunding RB, 7.25%, 7/15/35	4,240	3,598,022
City of Woonsocket, Rhode Island, GO (MBIA):
6.00%, 10/01/17	1,225	1,262,546
6.00%, 10/01/18	1,195	1,229,739

		6,090,307

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	5,210	4,980,968

Municipal Bonds	Par (000)	Value

Tennessee — 0.5%
Hardeman County Correctional Facilities Corp., Tennessee, RB, 7.75%, 8/01/17	$3,505	$3,271,742

Texas — 14.7%
Alliance Airport Authority, Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	2,230,235
Austin Texas Convention Enterprises Inc., RB, First Tier, Series A, 6.70%, 1/01/11 (c)	5,000	5,350,550
Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (MBIA):
5.80%, 8/01/21	1,300	953,927
6.00%, 8/01/31	2,460	1,604,215
6.05%, 8/01/36	1,000	635,120
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	7,600	6,844,940
City of Houston, Texas, RB, Special Facilities, Continental, Series E, AMT:
7.38%, 7/01/22	3,500	3,411,205
7.00%, 7/01/29	3,000	2,791,380
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc., AMT, 5.50%, 11/01/30	12,500	7,438,500
Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Co. Project, AMT, 6.40%, 4/01/26	5,000	5,002,750
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, AMT, 7.50%, 5/01/25	3,900	3,956,511
Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,590	1,326,171
Houston Texas Airport Systems Revenue, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,215,444
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44 (d)	2,360	2,338,524
Lower Colorado River Authority, RB, Samsung Austin Semiconductor, AMT, 6.95%, 4/01/30	3,330	3,339,224
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,624,733
North Texas Tollway Authority, Refunding RB, Second Tier, Series F, 6.13%, 1/01/31	12,140	12,608,361
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue:
5.50%, 8/01/23	6,955	7,089,023
5.50%, 8/01/25	6,365	6,364,427
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	6,500	6,400,160

		87,525,400

U.S. Virgin Islands — 1.1%
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	6,349,063

Utah — 0.9%
City of Riverton, Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (d)	5,595	5,421,443

Virginia — 0.6%
James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,262,010
5.50%, 9/01/34	2,000	1,587,820
Winchester IDA, Virginia, RB, Westminster, Canterbury, Series A, 5.20%, 1/01/27	1,000	896,130

		3,745,960

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	11

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — 0.3%
Vancouver Housing Authority, Washington, RB, Housing, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	$945	$830,050
6.20%, 9/01/32	1,250	1,047,363

		1,877,413

Wisconsin — 3.8%
City of Milwaukee, Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	660	549,028
State of Wisconsin, RB, Series A, 6.00%, 5/01/36	14,300	15,700,113
Wisconsin Health & Educational Facilities Authority, RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	7,425	6,651,538

		22,900,679

Wyoming — 2.0%
County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co Project, 5.25%, 7/15/26	6,195	6,411,205
Wyoming Community Development Authority, Wyoming, RB, Series 3, AMT, 4.75%, 12/01/37	5,315	4,839,626
Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.00%, 1/01/42	595	571,081

		11,821,912

Total Municipal Bonds — 125.2%		747,026,468

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Alabama — 0.8%
Alabama Special Care Facilities Financing Authority — Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	4,538	4,546,064

California — 3.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F1, 5.63%, 4/01/44	6,581	7,087,568
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	5,310	5,595,731
Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	4,650	4,772,853
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,261,090

		19,717,242

Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (FSA):
Series C3, 5.10%, 10/01/41	7,490	7,567,147
Series C7, 5.00%, 9/01/36	4,800	4,839,696

		12,406,843

Connecticut — 3.2%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T1, 4.70%, 7/01/29	9,130	9,622,107
Series X3, 4.85%, 7/01/37	9,270	9,648,772

		19,270,879

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Georgia — 1.1%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	$6,398	$6,652,323

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,331,070

New York — 0.6%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,462,334

North Carolina — 3.8%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,442,005
Wake Forest University, 5.00%, 1/01/38	3,120	3,247,858

		22,689,863

Ohio — 4.8%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	27,900	28,789,731

South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	7,795	8,069,384
5.25%, 12/01/29	6,920	7,133,897
5.25%, 12/01/30	2,510	2,572,876

		17,776,157

Tennessee — 1.9%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Saint Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,411,073

Virginia — 9.4%
Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,265	6,578,679
University of Virginia, Refunding RB, 5.00%, 6/01/40	10,620	11,203,250
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	30,930	31,180,224
Virginia Housing Development Authority, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	6,720	6,789,955

		55,752,108

Washington — 0.9%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	5,384	5,555,859

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	11,459	11,255,835

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.5%		223,617,381

Total Long-Term Investments (Cost — $989,186,404) — 162.7%		970,643,849

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	17,401,862	$17,401,862

Total Short-Term Securities (Cost — $17,401,862) — 2.9%		17,401,862

Total Investments (Cost — $1,006,588,266*) — 165.6%		988,045,711
Liabilities in Excess of Other Assets — (4.5)%		(26,705,437)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(113,225,720)
Preferred Shares, at Redemption Value — (42.1)%		(251,489,000)

Net Assets Applicable to Common Shares — 100.0%		$596,625,554

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$891,713,876

Gross unrealized appreciation	$29,598,876
Gross unrealized depreciation	(46,388,005)

Net unrealized depreciation	$(16,789,129)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup Inc.	$9,841,572	$(66,111)
Goldman Sachs Bank USA	$2,309,541	$(9,365)
Jeffries and Co.	$3,778,784	$(63,467)
JPMorgan Chase Bank NA	$5,421,443	$(85,548)
Merrill Lynch and Co.	$1,637,914	$(2,417)
Morgan Stanley Capital Services, Inc.	$13,940,437	$(228,418)
RBC Capital	$2,338,524	$(12,980)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$15,296,830	$15,276

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$17,401,862
Level 2 — Long-Term Investments[1]	970,643,849
Level 3	—

Total	$988,045,711

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	13

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 2.5%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$1,200	$1,231,032
County of Jefferson, Alabama, RB, Series A, 4.75%, 1/01/25	3,000	2,250,390
University of Alabama, Alabama, RB, Series A (MBIA), 5.00%, 7/01/34	7,125	7,294,219

		10,775,641

Alaska — 1.0%
Borough of Matanuska-Susitna, Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	3,925	4,395,137

Arizona — 0.6%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	2,970	2,655,774

California — 18.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	4,150	3,141,425
Arcadia Unified School District, California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	2,200	338,294
Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA) (b):
5.18%, 8/01/37	3,250	560,397
4.87%, 8/01/38	7,405	1,202,794
California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, 5.75%, 7/01/39	775	803,435
California State University, RB, Systemwide, Series A (MBIA), 5.00%, 11/01/35	2,400	2,302,272
Carlsbad Unified School District, GO, Election, Series B, 6.00%, 5/01/34 (a)	5,000	3,005,150
Chino Valley Unified School District COP, GO, Election of 2002, Series C (MBIA), 5.25%, 8/01/30	1,200	1,211,160
City of San Jose, California, RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	5,080,110
Coast Community College District, California, GO, CAB, Election of 2002, Series C (FSA), 5.45%, 8/01/13 (a)	2,800	2,312,016
El Monte Union High School District, California, GO, Election of 2002, Series C (FSA), 5.25%, 6/01/28	6,110	6,331,793
Fresno Unified School District, California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	1,230	1,243,960
Golden State Tobacco Securitization Corp., California, RB, Enhanced Asset Backed, Series B (Syncora), 5.50%, 6/01/13 (c)	10,000	11,260,600
Hartnell Community College District, California, GO, Premium CAB, Election of 2002, Series D, 7.04%, 8/01/34 (b)	4,125	1,938,379
Los Angeles Municipal Improvement Corp., RB, Series B-1 (MBIA), 4.75%, 8/01/37	3,210	2,907,136
Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA):
5.00%, 10/01/29	4,000	4,111,480
5.00%, 10/01/36	2,275	2,307,214
Mount Diablo Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/27	2,000	2,009,180

	Par
Municipal Bonds	(000)	Value

California (concluded)
Orange County Sanitation District, COP:
(MBIA), 5.00%, 2/01/33	$2,750	$2,784,485
Series B (FSA), 5.00%, 2/01/30	3,500	3,624,565
Series B (FSA), 5.00%, 2/01/31	1,200	1,236,696
Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	2,405	2,407,237
Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	2,000	1,741,720
Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	2,500	2,510,850
San Bernardino Community College District, California, GO, CAB, Election, Series B, 6.42%, 8/01/34 (a)	10,000	5,779,000
San Jose Unified School District, Santa Clara County California, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/29	2,825	2,905,795
San Mateo County Community College District, GO, Election of 2001, Series A (MBIA), 5.00%, 9/01/26	2,725	2,828,332
State of California, GO:
5.13%, 6/01/27	30	29,981
5.50%, 4/01/28	5	5,090
Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	3,150	3,233,664

		81,154,210

Colorado — 1.4%
Colorado Health Facilities Authority, RB, Covenant Retirement Community, Series A (Radian):
5.50%, 12/01/27	1,600	1,469,360
5.50%, 12/01/33	900	790,155
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (d)	1,225	1,247,895
E-470 Public Highway Authority, Colorado, RB, CAB, Series B (MBIA), 5.51%, 9/01/29 (b)	9,000	2,375,100

		5,882,510

Florida — 6.3%
City of Miami, Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	1,100	1,071,224
County of Duval, Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	4,050	4,049,717
County of Miami-Dade, Florida, GO, Building Better Community Program, Series B, 6.38%, 7/01/28	3,300	3,718,407
County of Miami-Dade, Florida, RB, Miami International Airport, AMT:
Series A (CIFG), 5.00%, 10/01/38	2,900	2,595,007
(Syncora), 5.00%, 10/01/40	8,200	7,669,542
County of Orange, Florida, RB, Series B (MBIA), 5.13%, 1/01/32	2,200	2,214,212
Florida State Department of Environmental Protection, RB, Series B (MBIA), 5.00%, 7/01/27	2,545	2,624,302
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project-Series A, 5.63%, 7/01/39	375	380,415
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,850,849

		27,173,675

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Georgia — 0.7%
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/39	$2,820	$2,908,520

Hawaii — 0.5%
State of Hawaii, GO, Series CX (FSA), 5.50%, 2/01/21	2,000	2,146,500

Illinois — 21.9%
Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	2,000	2,188,880
City of Chicago, Illinois, GO, CAB, City Colleges (FGIC), 5.88%, 1/01/31 (b)	13,000	4,021,420
City of Chicago, Illinois, GO, Refunding, Series A (FSA), 5.00%, 1/01/25	1,500	1,565,370
City of Chicago, Illinois, RB, General, Airport Third Lien, Series B-2, AMT:
(FSA), 5.75%, 1/01/23	3,400	3,492,072
(FSA), 5.75%, 1/01/24	4,000	4,094,720
(Syncora), 6.00%, 1/01/29	3,300	3,378,936
City of Chicago, Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,077,640
City of Chicago, Illinois, Refunding RB, General Airport Third Lien, AMT:
Series A, (MBIA), 5.75%, 1/01/21	13,665	13,855,353
Series A, (MBIA), 5.50%, 1/01/22	5,000	5,030,000
Series A, (MBIA), 5.38%, 1/01/32	12,500	11,766,625
Series A-2, (FSA), 5.75%, 1/01/21	2,665	2,747,269
County of Cook, Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (c)	5,080	5,732,120
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.46%, 6/15/30 (a)	28,525	27,856,659
Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion Project (MBIA), 5.50%, 12/15/24	5,000	5,073,550

		94,880,614

Indiana — 2.4%
Indiana Municipal Power Agency, Indiana, RB:
Series A (MBIA), 5.00%, 1/01/37	2,750	2,729,595
Series B, 5.75%, 1/01/34	550	564,685
Indianapolis Local Public Improvement Bond Bank, RB, Airport Authority Project, Series B, AMT (MBIA):
5.25%, 1/01/28	2,370	2,320,941
5.25%, 1/01/30	5,055	4,913,763

		10,528,984

Iowa — 1.1%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	4,825	4,965,456

Louisiana — 0.9%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,997,892
Louisiana State Transportation Authority, RB, CAB, Senior Lien, LA 1 Project, Series B (AMBAC), 5.31%, 12/01/27 (b)	3,360	1,284,024

Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	800	673,024

		3,954,940

Maryland — 0.4%
Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,645	1,690,221

	Par
Municipal Bonds	(000)	Value

Massachusetts — 2.6%
Massachusetts HFA, Massachusetts, RB, Rental, Mortgage, Series C, AMT (FSA), 5.60%, 1/01/45	$4,000	$4,016,360
Massachusetts HFA, Massachusetts, RB, S/F, Series 128, AMT (FSA), 4.80%, 12/01/27	2,200	2,125,068
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC), 5.50%, 1/01/19	3,825	3,087,999
Massachusetts State Water Resource Authority, Refunding RB, General, Series A (MBIA), 5.00%, 8/01/34	1,800	1,851,102

		11,080,529

Michigan — 7.3%
City of Detroit, Michigan, RB, Second Lien, Series E (FGIC), 5.75%, 7/01/31	8,300	8,920,259
City of Detroit, Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%, 7/01/36	4,650	4,212,017
Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,140,407
Michigan Strategic Fund, Refunding RB, AMT (Syncora):
Detroit Edison Co. Project, Series A, 5.50%, 6/01/30	1,700	1,592,560
Detroit Edison Co. Project, Series C, 5.45%, 12/15/32	5,800	5,369,292
Detroit Edison Co., Pollution, Series C, 5.65%, 9/01/29	1,935	1,891,966
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	3,510	4,076,479
State of Michigan, RB, GAN (FSA), 5.25%, 9/15/26	3,350	3,503,564

		31,706,544

Minnesota — 0.7%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	3,039,741
Dakota County Community Development Agency, RB, Mortgage Backed Securities Program, Series B, AMT (GNMA), 5.15%, 12/01/38	167	168,399

		3,208,140

Nebraska — 0.5%
County of Washington, Nebraska, RB, Cargill Inc. Project, AMT, 5.90%, 11/01/27	2,300	2,325,668

Nevada — 8.9%
City of Carson City, Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	4,100	3,697,667
City of Las Vegas, Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,254,443
County of Clark, Nevada, RB, Southwest Gas Corp. Project, AMT:
Series A, (FGIC), 4.75%, 9/01/36	45	37,074
Series D, (MBIA), 5.25%, 3/01/38	12,000	10,646,160
County of Clark, Nevada, RB, Subordinate Lien, Series A-2 (MBIA):
5.00%, 7/01/30	2,000	2,011,440
5.00%, 7/01/36	19,100	18,712,843
Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	2,050	2,120,520

		38,480,147

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	15

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 8.1%
New Jersey EDA, RB, Cigarette Tax (Radian):
5.75%, 6/15/29	$710	$685,668
5.50%, 6/15/31	1,285	1,191,516
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.25%, 7/01/31	20,065	20,311,800
New Jersey EDA, RB, School Facilities Construction, Series O:
5.13%, 3/01/28	2,660	2,746,849
5.13%, 3/01/30	7,500	7,701,825
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (FGIC), 5.75%, 6/15/25	2,200	2,524,830

		35,162,488

New York — 2.8%
City of New York, New York, GO, Series B (MBIA), 5.88%, 8/01/10 (c)	10,000	10,517,000
Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,500	1,585,065

		12,102,065

Ohio — 0.2%
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (d)	750	709,148

Pennsylvania — 1.5%
Pennsylvania HFA, RB, S/F, Series 73A, AMT, 5.45%, 10/01/32	2,120	2,128,310
Pennsylvania HFA, RB, Series 99-A, AMT, 5.25%, 10/01/32	2,000	2,002,200
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.37%, 12/01/38 (a)	4,100	2,550,159

		6,680,669

Puerto Rico — 2.5%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	1,600	1,636,512
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A (MBIA), 5.75%, 8/01/41 (b)	28,000	4,289,880
First Sub-Series A, 6.38%, 8/01/39	4,700	5,069,326

		10,995,718

South Carolina — 0.9%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	3,750	3,808,800

Texas — 15.7%
Bell County Health Facility Development Corp., Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,233,320
City of Houston, Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,239,766
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA):
5.88%, 11/01/17	1,835	1,903,280
5.88%, 11/01/18	2,145	2,217,201
5.88%, 11/01/19	2,385	2,460,867

Municipal Bonds	Par (000)	Value

Texas (concluded)
Gregg County Health Facilities Development Corp., Texas, RB, Good Shepherd Medical Center Project (Radian) (c):
6.38%, 10/01/10	$2,600	$2,753,062
6.88%, 10/01/10	3,000	3,190,170
Harris County-Houston Sports Authority, RB, Senior Lien, Series G (MBIA), 5.75%, 11/15/20	3,900	3,955,185
Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	6,150	2,939,700
Lone Star College System, GO, 5.00%, 8/15/33	4,800	4,923,264
Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	2,300	2,388,044
North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	1,810	1,829,783
North Texas Tollway Authority, Refunding RB, First Tier:
CAB, System (AGC), 5.72%, 1/01/31 (b)	10,000	2,860,800
Series A, 6.00%, 1/01/28	3,380	3,557,315
System (MBIA), 5.75%, 1/01/40	12,300	12,410,577
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	7,226,856
5.00%, 8/15/42	10,000	9,061,300

		68,150,490

Utah — 4.0%
City of Salt Lake City, Utah, RB, IHC Hospitals Inc. (MBIA), 6.30%, 2/15/15 (e)	15,000	17,326,500

Vermont — 0.4%
Vermont HFA, Vermont, RB, Multiple Purpose, Series C, AMT (FSA), 5.50%, 11/01/38	1,820	1,835,561

Washington — 1.8%
City of Tacoma, Washington, RB (MBIA), 5.00%, 12/01/32	5,100	5,156,406
County of King, Washington, GO, Sewer (MBIA), 5.00%, 1/01/35	100	102,370
Port of Tacoma, Washington, RB, Series A (AMBAC), 5.25%, 12/01/14 (c)	2,400	2,790,264

		8,049,040

Wisconsin — 0.4%
Wisconsin Housing & EDA, Refunding RB, Series C, AMT, 4.88%, 3/01/36	1,890	1,736,381

Total Municipal Bonds — 116.7%		506,470,070

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

California — 8.5%
Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	$1,244	$1,256,751
Golden State Tobacco Securitization Corp., California, RB, Enhanced Asset Bank, Series B (CIFG), 5.63%, 6/01/13 (c)	14,160	16,006,181
Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	2,639	2,981,818
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	509	533,868
San Diego County Water Authority, COP, Refunding:
Series 2008-A (FSA), 5.00%, 5/01/33	5,170	5,180,650
Series A (MBIA), 5.00%, 5/01/32	9,003	9,092,336
Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	1,950	1,998,965

		37,050,569

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,453,016

Florida — 7.3%
City of Tallahassee, Florida, RB (MBIA), 5.00%, 10/01/37	6,000	6,046,560
County of Seminole, Florida, Refunding RB, Series B (MBIA), 5.25%, 10/01/31	6,300	6,743,772
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,457,732
Jacksonville Electric Authority, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,529,336
Miami Dade County School Board, Florida, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	11,728,296

		31,505,696

Georgia — 3.5%
City of Atlanta, Georgia, RB, General, Subordinate Lien, Series C (FSA), 5.00%, 1/01/33	10,000	10,102,900
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/34	5,000	5,174,800

		15,277,700

Illinois — 4.8%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	14,429	15,102,910
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,999	2,137,793
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	3,499	3,779,626

		21,020,329

Massachusetts — 3.9%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	16,500	17,042,427

Nevada — 1.9%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	5,007	5,425,610
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,641,163

		8,066,773

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

New Hampshire — 2.3%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth Hitchcock Obligation (FSA), 5.50%, 8/01/27	$10,000	$10,182,900

New Jersey — 1.2%
New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	5,150	5,337,821

New York — 4.1%
Erie County Industrial Development Agency, RB, City School District Buffalo Project, Series A (FSA), 5.75%, 5/01/28	2,007	2,139,627
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,870,086
New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,545	1,706,236
New York State Thruway Authority, RB, Series G (FSA), 5.00%, 1/01/32	10,000	10,162,100

		17,878,049

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	808,345

South Carolina — 1.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,015,152

Texas — 2.6%
Clear Creek ISD, Texas, GO, Refunding School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,238,778
Cypress Fairbanks, ISD, GO, Refunding Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	4,940,855

		11,179,633

Virginia — 0.9%
Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	472,154
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	3,195	3,228,260

		3,700,414

Washington — 0.6%
Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	2,504	2,584,481

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.3%		188,103,305

Total Long-Term Investments (Cost — $689,265,834) — 160.0%		694,573,375

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	7,201,538	7,201,538

Total Short-Term Securities (Cost — $7,201,538) — 1.7%		7,201,538

Total Investments (Cost — $696,467,372*) — 161.7%		701,774,913
Other Assets Less Liabilities — 1.2%		5,142,035
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(96,194,865)
Preferred Shares, at Redemption Value — (40.7)%		(176,650,423)

Net Assets Applicable to Common Shares — 100.0%		$434,071,660

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	17

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$600,850,803

Gross unrealized appreciation	$21,702,701
Gross unrealized depreciation	(16,835,935)

Net unrealized appreciation	$4,866,766

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Morgan Stanley Capital Services, Inc.	$1,957,043	$(22,151)

(e)	Security is collateralized by Municipal or US Treasury Obligations.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$(3,707,616)	$19,690

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$7,201,538
Level 2 — Long-Term Investments[1]	694,573,375
Level 3	—

Total	$701,774,913

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments October 31, 2009 (Unaudited)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.1%
Alabama Public School & College Authority, Refunding RB, Series A, 5.00%, 5/01/29	$800	$820,688
Birmingham Alabama Special Care Facilities Financing Authority, RB, Health Care Facilities, Children’s Hospital (AGC), 6.00%, 6/01/39	650	689,637
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,000	1,500,260

		3,010,585

California — 19.6%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.39%, 10/01/25 (a)	7,150	5,412,336
Antelope Valley Community College District, GO, Election of 2004, Series B (MBIA), 5.25%, 8/01/39	550	567,259
Arcadia Unified School District, California, GO, CAB, Election of 2006, Series A (FSA), 4.96%, 8/01/39 (b)	1,400	215,278
Cabrillo Community College District, California, GO, CAB, Election of 2004, Series B (MBIA) (b):
5.18%, 8/01/37	2,100	362,103
4.87%, 8/01/38	4,800	779,664
California Health Facilities Financing Authority, RB:
Kaiser Permanente, Series A (FSA), 5.50%, 6/01/22 (c)	5,000	5,040,950
Saint Joseph Health System, Series A, 5.75%, 7/01/39	500	518,345
Coast Community College District, California, GO, CAB, Election of 2002, Series C (FSA), 5.45%, 8/01/13 (a)	1,800	1,486,296
East Side Union High School District-Santa Clara County, California, GO, CAB, Election of 2002, Series E (Syncora), 5.15%, 8/01/29 (b)	15,000	4,511,250
El Monte Union High School District, California, GO, Election of 2002, Series C (FSA), 5.25%, 6/01/28	4,000	4,145,200
Fairfield-Suisun Unified School District, California, GO, Election of 2002 (MBIA), 5.50%, 8/01/28	2,770	2,930,106
Fresno Unified School District, California, GO, Election of 2001, Series E (FSA), 5.00%, 8/01/30	800	809,080
John Swett Unified School District, GO, Series A (FSA), 5.50%, 8/01/26	2,815	2,932,329
Metropolitan Water District of Southern California, RB, Authority, Series B-1 (MBIA):
5.00%, 10/01/29	2,600	2,672,462
5.00%, 10/01/36	1,475	1,495,886
Monterey Peninsula Community College District, GO, CAB, Series C (FSA), 5.08%, 8/01/28 (b)	11,975	3,913,310
Orange County Sanitation District, COP (MBIA), 5.00%, 2/01/33	2,300	2,328,842
Palm Springs Financing Authority, RB, Convention Center Project, Series A (MBIA), 5.50%, 11/01/29	2,900	2,977,894
Port of Oakland, RB, Series K, AMT (MBIA), 5.75%, 11/01/29	2,000	2,001,860
Poway Redevelopment Agency, California, TAN, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	1,250	1,088,575
Sacramento City Unified School District, California, GO, Election of 2002 (MBIA), 5.00%, 7/01/30	1,600	1,606,944

Municipal Bonds	Par (000)	Value

California (concluded)
Sacramento Municipal Utility District, RB, Series N (MBIA), 5.00%, 8/15/28	$4,400	$4,404,884
State of California, GO, 5.13%, 6/01/27	20	19,988
Ventura County Community College District, GO, Election of 2002, Series B (MBIA), 5.00%, 8/01/30	2,025	2,078,784

		54,299,625

Colorado — 1.5%
Colorado Health Facilities Authority, RB, Covenant Retirement Community, Series A (Radian):
5.50%, 12/01/27	1,200	1,102,020
5.50%, 12/01/33	675	592,616
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (d)	780	794,578
E-470 Public Highway Authority, Colorado, RB, CAB, Series B (MBIA), 5.62%, 9/01/32 (b)	7,500	1,572,300

		4,061,514

Florida — 10.8%
Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/33	1,400	1,430,212
City of Miami, Florida, RB, Miami Revenues (MBIA), 5.00%, 1/01/37	480	467,443
County of Duval, Florida, COP, Master Lease Program (FSA), 5.00%, 7/01/33	2,600	2,599,818
County of Miami-Dade, Florida, RB, Jackson Health System (AGC), 5.63%, 6/01/34	2,000	2,071,060
County of Miami-Dade, Florida, RB, Miami International Airport, AMT (Syncora), 5.00%, 10/01/40	12,550	11,738,141
County of Orange, Florida, RB, Series B (MBIA), 5.13%, 1/01/32	1,575	1,585,175
Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,260,107
Miami-Dade County School Board, Florida, COP, Series B (AGC), 5.25%, 5/01/31	1,625	1,668,713
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	2,850	2,966,964
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project-Series A, 5.63%, 7/01/39	250	253,610
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	1,800	1,900,566

		29,941,809

Georgia — 2.5%
City of Atlanta, Georgia, Refunding RB, General, Series A (MBIA), 5.88%, 1/01/17	5,000	5,068,050
City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/39	1,880	1,939,013

		7,007,063

Illinois — 19.9%
Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	2,500	2,736,100
City of Chicago, Illinois, GO, CAB, City Colleges (FGIC), 5.88%, 1/01/31 (b)	8,370	2,589,176
City of Chicago, Illinois, GO, Refunding, Series A (FSA), 5.00%, 1/01/25	5,000	5,217,900

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	19

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago, Illinois, RB, General, Airport Third Lien, Series B-2, AMT:
(FSA), 5.75%, 1/01/23	$5,200	$5,340,816
(Syncora), 6.00%, 1/01/29	2,200	2,252,624
City of Chicago, Illinois, RB, Project, Series A (AGC), 5.00%, 1/01/38	4,000	4,077,640
City of Chicago, Illinois, Refunding RB, General Airport Third Lien, Series A, AMT (MBIA), 5.50%, 1/01/22	9,150	9,204,900
County of Cook, Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (e)	2,460	2,775,790
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.47%, 6/15/30 (a)	21,675	21,167,155

		55,362,101

Indiana — 0.1%
Indiana Municipal Power Agency, Indiana, RB, Series B, 5.75%, 1/01/34	350	359,345

Iowa — 0.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	1,175	1,209,204

Kentucky — 0.8%
Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	2,000	2,146,800

Louisiana — 1.5%
Jefferson Parish Home Mortgage Authority, RB, Series B-1, AMT (MBIA), 6.65%, 12/01/33	1,295	1,349,299
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,150	1,276,431
Rapides Finance Authority, Louisiana, RB, Cleco Power LLC Project, AMT (AMBAC), 4.70%, 11/01/36	1,750	1,472,240

		4,097,970

Maryland — 0.4%
Maryland Community Development Administration, RB, Residential, Series A, AMT, 5.75%, 9/01/39	1,090	1,119,964

Massachusetts — 10.1%
Massachusetts HFA, Massachusetts, RB, Rental Mortgage, Series F, AMT (FSA), 5.25%, 1/01/46	20,000	19,308,200
Massachusetts HFA, Massachusetts, RB, S/F, Series 128, AMT (FSA), 4.80%, 12/01/27	1,500	1,448,910
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/16	2,900	2,495,305
5.50%, 1/01/19	2,570	2,074,812
Massachusetts State Water Resource Authority, Refunding RB, General, Series A (MBIA), 5.00%, 8/01/34	2,700	2,776,653

		28,103,880

Michigan — 5.7%
City of Detroit, Michigan, RB, Second Lien:
Series B (FSA), 6.25%, 7/01/36	350	376,519
Series B (FSA), 7.00%, 7/01/36	200	234,718
Series E (FGIC), 5.75%, 7/01/31	2,200	2,364,406
City of Detroit, Michigan, RB, System, Second Lien:
Series A (FGIC), 5.50%, 7/01/36	4,500	4,672,440
Series B (MBIA), 5.00%, 7/01/36	3,000	2,717,430

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Higher Education Student Loan Authority, Michigan, RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	$1,000	$1,000,190
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Syncora):
Series A, 5.50%, 6/01/30	1,000	936,800
Series C, 5.45%, 12/15/32	3,900	3,610,386

		15,912,889

Minnesota — 0.8%
City of Minneapolis, Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,800	2,026,494
Dakota County Community Development Agency, RB, Mortgage Backed Securities Program, Series B, AMT (GNMA), 5.15%, 12/01/38	108	108,257

		2,134,751

Missouri — 2.0%
County of Saint Louis, Missouri, GO, Missouri Direct Deposit Program (FGIC) (e):
5.75%, 3/01/10	4,000	4,113,320
6.00%, 3/01/10	1,500	1,543,740

		5,657,060

Nevada — 3.4%
City of Carson City, Nevada, RB, Carson, Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	2,800	2,525,236
County of Clark, Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	40	32,955
County of Clark, Nevada, RB, Subordinate Lien, Series A-2 (MBIA):
5.00%, 7/01/30	1,500	1,508,580
5.00%, 7/01/36	2,700	2,645,271
County of Clark, Nevada, RB, System Subordinate Lien, Series C (FSA), 5.00%, 7/01/26	1,275	1,304,363
Las Vegas Valley Water District, GO, Refunding, Series A (MBIA), 5.00%, 6/01/24	1,350	1,396,440

		9,412,845

New Jersey — 6.7%
New Jersey EDA, RB, Cigarette Tax (Radian):
5.75%, 6/15/29	870	840,185
5.50%, 6/15/31	400	370,900
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA), 5.25%, 7/01/33	8,200	8,273,636
New Jersey EDA, RB, School Facilities Construction:
Series O, 5.13%, 3/01/28	3,380	3,490,357
Series P, 5.13%, 9/01/28	4,000	4,141,360
New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (FGIC), 5.75%, 6/15/25	1,400	1,606,710

		18,723,148

New Mexico — 2.3%
New Mexico State Transportation Commission, RB, Senior, Subordinate Lien Series A (FSA), 6.00%, 6/15/10 (e)	6,295	6,513,751

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 2.3%
New York State Dormitory Authority, RB, State University Educational Facilities (FGIC), 5.75%, 5/15/10 (e)	$5,000	$5,197,000
Triborough Bridge & Tunnel Authority, New York, RB, Series A-2, 5.25%, 11/15/34	1,200	1,268,052

		6,465,052

Ohio — 3.3%
County of Montgomery, Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39 (d)	2,500	2,363,825
Plain, Ohio, Local School District, GO (FGIC), 6.00%, 6/01/11 (e)	5,120	5,551,770
Plain, Ohio, Local School District, Refunding GO (MBIA), 6.00%, 12/01/20	1,170	1,243,406

		9,159,001

Pennsylvania — 1.6%
Delaware River Port Authority, Pennsylvania & New Jersey, RB (FSA), 6.00%, 1/01/17	5	5,043
Pennsylvania HFA, RB, Series 99A, AMT, 5.25%, 10/01/32	1,340	1,341,474
Pennsylvania Turnpike Commission, RB, CAB, Sub-Series E, 6.37%, 12/01/38 (a)	2,600	1,617,174
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	1,300	1,404,364

		4,368,055

Puerto Rico — 2.1%
Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA), 5.25%, 7/01/30	1,070	1,094,417
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A (MBIA), 5.76%, 8/01/41 (b)	10,000	1,532,100
First Sub-Series A, 6.38%, 8/01/39	3,000	3,235,740

		5,862,257

South Carolina — 0.9%
Berkeley County School District, RB, Securing Assets For Education, 5.13%, 12/01/30	2,450	2,488,416

Tennessee — 0.8%
Tennessee Energy Acquisition Corp., Tennessee, RB, Series A, 5.25%, 9/01/26	2,465	2,315,276

Texas — 12.6%
City of Corpus Christi, Texas, Refunding RB, Series A (FSA), 6.00%, 7/15/10 (e)	2,000	2,080,280
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Series A, AMT (MBIA), 5.50%, 11/01/33	5,000	4,986,800
Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%, 8/15/24 (b)	3,915	1,871,370
Lone Star College System, GO, 5.00%, 8/15/33	3,000	3,077,040
Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	1,065	1,105,768
Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light, AMT (MBIA), 5.20%, 5/01/30	1,800	1,691,982
North Harris County Regional Water Authority, RB, Senior Lien (MBIA), 5.13%, 12/15/35	2,045	2,067,352
North Texas Tollway Authority, Refunding RB, First Tier:
(MBIA), 5.75%, 1/01/40	3,600	3,632,364
Series A, 6.00%, 1/01/28	2,415	2,541,691
System, Series K-1 (AGC), 5.75%, 1/01/38	3,400	3,600,838

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	$4,800	$4,817,904
5.50%, 8/15/39	3,500	3,446,240

		34,919,629

Vermont — 1.8%
Vermont HFA, Vermont, RB, AMT:
Multiple Purpose, Series C (FSA), 5.50%, 11/01/38	2,475	2,496,161
Series 27 (FSA), 4.85%, 11/01/32	2,670	2,535,165

		5,031,326

Washington — 3.9%
Port of Seattle, Washington, RB, Series B, AMT (MBIA), 6.00%, 2/01/16	7,470	7,569,650
Port of Tacoma, Washington, GO, Series B, AMT (AGC), 4.88%, 12/01/38	1,375	1,310,293
Port of Tacoma, Washington, RB, Series A (AMBAC), 5.25%, 12/01/14 (e)	1,600	1,860,176

		10,740,119

Total Municipal Bonds — 118.9%		330,423,435

Municipal Bonds Transferred to Tender Option Bond Trusts (f)

Arizona — 0.4%
Phoenix Civic Improvement Corp., Arizona, RB, Junior Lien, Series A, 5.00%, 7/01/34	1,000	1,030,880

California — 3.8%
Anaheim Public Financing Authority, California, RB, Electric System Distribution Facilities, Series A (FSA), 5.00%, 10/01/31	3,808	3,845,960
Los Angeles Community College District, California, GO, 2008 Election, Series A, 6.00%, 8/01/33	1,699	1,920,110
San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	359	376,848
San Diego County Water Authority, Refunding, Series 2008-A, COP (FSA), 5.00%, 5/01/33	3,030	3,036,242
Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	1,320	1,353,145

		10,532,305

District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	855	941,158
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,580	1,766,271

		2,707,429

Florida — 3.5%
City of Tallahassee, Florida, RB (MBIA), 5.00%, 10/01/37	4,000	4,031,040
County of Seminole, Florida, Refunding RB, Series B (MBIA), 5.25%, 10/01/31	4,200	4,495,848
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	1,190	1,218,625

		9,745,513

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	21

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund II, Inc. (MQT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Georgia — 7.3%
City of Atlanta, Georgia, RB, General (FSA):
Series B, 5.25%, 1/01/33	$4,999	$5,093,730
Subordinate Lien, Series C, 5.00%, 1/01/33	15,000	15,154,350

		20,248,080

Illinois — 10.9%
City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	2,549	2,668,319
Illinois Regional Transportation Authority, RB (MBIA), 6.50%, 7/01/26	10,000	12,461,728
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,499	3,741,138
Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (MBIA), 5.00%, 12/15/28	3,500	3,570,665
Metropolitan Pier & Exposition Authority, Illinois, Refunding RB, McCormick Place Expansion, Series B (MBIA), 5.75%, 6/15/23	7,250	7,831,740

		30,273,590

Louisiana — 1.7%
State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/36	4,600	4,643,194

Massachusetts — 2.7%
Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	7,195	7,431,435

Nevada — 1.9%
City of Las Vegas, Nevada, GO, Limited Tax Performing Arts Center, 6.00%, 4/01/39	3,298	3,573,755
Clark County Water Reclamation District, Nevada, GO, Series B, 5.75%, 7/01/34	1,575	1,711,866

		5,285,621

New Jersey — 0.7%
New Jersey EDA, RB, Cigarette Tax (AGC), 5.50%, 6/15/24	2,000	2,072,940

New York — 0.8%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,049	1,157,718
New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	1,005	1,109,882

		2,267,600

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	500	518,170

South Carolina — 2.7%
Charleston Educational Excellence Finance Corp., South Carolina, RB, Charleston County School (AGC):
5.25%, 12/01/28	2,725	2,820,920
5.25%, 12/01/29	2,425	2,499,957
5.25%, 12/01/30	880	902,044
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,125	1,201,714

		7,424,635

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

Texas — 2.7%
Clear Creek ISD, Texas, GO, Refunding School Building (PSF-GTD), 5.00%, 2/15/33	$1,900	$2,009,098
Cypress Fairbanks, Texas, ISD, GO, Refunding Schoolhouse (PSF-GTD), 5.00%, 2/15/32	5,250	5,460,945

		7,470,043

Virginia — 0.8%
Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	300	314,769
Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	1,995	2,015,768

		2,330,537

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,250	1,227,730

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.5%		115,209,702

Total Long-Term Investments (Cost — $445,392,652) — 160.4%		445,633,137

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	6,001,616	6,001,616

Total Short-Term Securities (Cost — $6,001,616) — 2.2%		6,001,616

Total Investments (Cost — $451,394,268*) — 162.6%		451,634,753
Other Assets Less Liabilities — 0.7%		1,941,986
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (21.3)%		(59,166,801)
Preferred Shares, at Redemption Value — (42.0)%		(116,596,792)

Net Assets Applicable to Common Shares — 100.0%		$277,813,146

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,455,899

Gross unrealized appreciation	$16,475,324
Gross unrealized depreciation	(17,376,341)

Net unrealized depreciation	$(901,017)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

(d)	When-issued security. Unsettled when-issued security transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Citigroup Inc.	$1,891,060	$(8,068)
Morgan Stanley Capital Services, Inc.	$1,267,343	$(7,922)

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$5,100,753	$11,417

(h)	Represents the current yield as of report date.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 — Short-Term Securities	$6,001,616
Level 2 — Long-Term Investments[1]	445,633,137
Level 3	—

Total	$451,634,753

[1]	See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	23

Statements of Assets and Liabilities

October 31, 2009 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)	BlackRock MuniYield Quality Fund, Inc. (MQY)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Assets

Investments at value — unaffiliated[1]	$970,643,849	$694,573,375	$445,633,137
Investments at value — affiliated[2]	17,401,862	7,201,538	6,001,616
Cash	524,241	37,849	99,228
Interest receivable	15,613,619	10,007,694	6,432,968
Investments sold receivable	490,362	3,385,611	1,275,750
Income receivable — affiliated	334	204	—
Other assets	66,258	48,422	—
Prepaid expenses	61,770	45,581	31,813

Total assets	1,004,802,295	715,300,274	459,474,512

Accrued Liabilities

Investments purchased payable	39,736,521	5,838,216	4,242,064
Income dividends payable — Common Shares	3,134,829	2,114,555	1,386,750
Investment advisory fees payable	424,904	314,196	200,565
Interest expense and fees payable	104,756	137,521	86,930
Officer’s and Directors’ fees payable	67,908	49,917	907
Other affiliates payable	5,996	3,889	2,972
Other accrued expenses payable	91,863	62,553	64,515

Total accrued liabilities	43,566,777	8,520,847	5,984,703

Other Liabilities

Trust certificates[3]	113,120,964	96,057,344	59,079,871

Total Liabilities	156,687,741	104,578,191	65,064,574

Preferred Shares at Redemption Value

$25,000 per share liquidation preference, plus unpaid dividends[4,5]	251,489,000	176,650,423	116,596,792

Net Assets Applicable to Common Shareholders	$596,625,554	$434,071,660	$277,813,146

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[6]	$623,369,252	$426,282,532	$287,766,740
Undistributed net investment income	8,339,529	5,788,583	4,382,613
Accumulated net realized loss	(16,540,672)	(3,306,996)	(14,576,692)
Net unrealized appreciation/depreciation	(18,542,555)	5,307,541	240,485

Net Assets Applicable to Common Shareholders	$596,625,554	$434,071,660	$277,813,146

Net asset value per Common Share	$13.13	$14.27	$12.42

[1] Investments at cost — unaffiliated	$989,186,404	$689,265,834	$445,392,652

[2] Investments at cost — affiliated	$17,401,862	$7,201,538	$6,001,616

[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	10,058	7,065	4,371

Par value $0.10 per share	—	—	292

[5] Preferred Shares authorized	13,720	10,000	6,400

[6] Common Shares outstanding, 200 million shares authorized, $0.10 par value	45,432,304	30,425,258	22,366,930

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)	BlackRock MuniYield Quality Fund, Inc. (MQY)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Investment Income

Interest	$26,336,102	$17,253,014	$11,367,846
Income — affiliated	18,152	21,853	11,417

Total income	26,354,254	17,274,867	11,379,263

Expenses

Investment advisory	2,308,386	1,753,072	1,123,490
Commissions for Preferred Shares	186,033	135,001	87,985
Accounting services	135,466	93,194	67,819
Professional	49,757	43,437	37,651
Transfer agent	47,319	25,535	24,845
Officer and Directors	42,085	28,282	16,633
Printing	25,360	19,666	14,912
Custodian	20,876	15,963	11,414
Registration	7,896	5,137	4,480
Miscellaneous	60,218	50,060	42,886

Total expenses excluding interest expense and fees	2,883,396	2,169,347	1,432,115
Interest expense and fees[1]	298,803	347,946	220,461

Total expenses	3,182,199	2,517,293	1,652,576
Less fees waived by advisor	(8,005)	(10,179)	(5,855)

Total expenses after fees waived	3,174,194	2,507,114	1,646,721

Net investment income	23,180,060	14,767,753	9,732,542

Realized and Unrealized Gain (Loss)

Realized loss from:
Investments	(513,581)	(478,453)	(1,860,486)
Financial futures contracts	(265,456)	—	—

	(779,037)	(478,453)	(1,860,486)

Net change in unrealized appreciation/depreciation on investments	69,633,026	28,736,349	19,784,984

Total realized and unrealized gain	68,853,989	28,257,896	17,924,498

Dividends to Preferred Shareholders From

Net investment income	(888,801)	(671,235)	(356,301)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$91,145,248	$42,354,414	$27,300,739

[1]	Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	25

Statements of Changes in Net Assets	BlackRock MuniYield Fund, Inc. (MYD)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$23,180,060	$22,185,193	$46,456,245
Net realized loss	(779,037)	(3,920,385)	(6,301,395)
Net change in unrealized appreciation/depreciation	69,633,026	38,914,225	(157,567,039)
Dividends to Preferred Shareholders from net investment income	(888,801)	(1,788,996)	(12,071,923)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	91,145,248	55,390,037	(129,484,112)

Dividends to Common Shareholders From

Net investment income	(18,580,717)	(17,560,799)	(36,001,360)

Capital Share Transactions

Reinvestment of common dividends	471,303	815,938	2,855,713

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	73,035,834	38,645,176	(162,629,759)
Beginning of period	523,589,720	484,944,544	647,574,303

End of period	$596,625,554	$523,589,720	$484,944,544

Undistributed net investment income	$8,339,529	$4,628,987	$1,916,633

BlackRock MuniYield Quality Fund, Inc. (MQY)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$14,767,753	$13,886,963	$29,446,444
Net realized loss	(478,453)	(794,982)	(1,309,516)
Net change in unrealized appreciation/depreciation	28,736,349	46,913,056	(93,093,592)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(671,235)	(1,262,709)	(8,220,460)
Net realized gain	—	—	(984,160)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	42,354,414	58,742,328	(74,161,284)

Dividends and Distributions to Common Shareholders From

Net investment income	(12,078,827)	(10,405,438)	(20,810,877)
Net realized gain	—	—	(2,225,942)

Decrease in net assets resulting from dividends and distributions to Common Shareholders	(12,078,827)	(10,405,438)	(23,036,819)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	30,275,587	48,336,890	(97,198,103)
Beginning of period	403,796,073	355,459,183	452,657,286

End of period	$434,071,660	$403,796,073	$355,459,183

Undistributed net investment income	$5,788,583	$3,770,892	$1,484,576

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Statements of Changes in Net Assets	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

Operations

Net investment income	$9,732,542	$9,157,790	$19,297,921
Net realized loss	(1,860,486)	(4,247,291)	(1,157,479)
Net change in unrealized appreciation/depreciation	19,784,984	33,306,545	(66,060,322)
Dividends to Preferred Shareholders from net investment income	(356,301)	(795,547)	(5,769,792)

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	27,300,739	37,421,497	(53,689,672)

Dividends to Common Shareholders From

Net investment income	(7,750,141)	(6,710,079)	(13,420,158)

Net Assets Applicable to Common Shareholders

Total increase (decrease) in net assets applicable to Common Shareholders	19,550,598	30,711,418	(67,109,830)
Beginning of period	258,262,548	227,551,130	294,660,960

End of period	$277,813,146	$258,262,548	$227,551,130

Undistributed net investment income	$4,382,613	$2,756,513	$1,161,024

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	27

Statements of Cash Flows

Six Months Ended October 31, 2009 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD)	BlackRock MuniYield Quality Fund, Inc. (MQY)	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Cash (Used for) Provided by Operating Activities

Net increase in net assets resulting from operations excluding dividends to Preferred Shareholders	$92,034,049	$43,025,649	$27,657,040
Adjustments to reconcile net increase in net assets resulting from operations to net cash (used for) provided by operating activities:
Decrease (increase) in interest receivable	(229,023)	95,716	144,721
Increase in other assets	(27,010)	(19,846)	—
Increase in income receivable — affiliated	(38)	(31)	—
Increase in prepaid expenses	(1)	(1)	—
Increase in investment advisory fees payable	76,741	43,340	25,201
Decrease in interest expense and fees payable	(71,283)	(138,326)	(108,024)
Increase (decrease) in other affiliates payable	1,120	(163)	628
Decrease in other accrued expenses payable	(56,697)	(71,104)	(26,913)
Increase in Officer’s and Directors’ fees payable	27,000	20,100	255
Net realized and unrealized gain	(69,119,445)	(28,257,896)	(17,924,498)
Amortization of premium and discount on investments	595,933	(371,661)	(793,460)
Proceeds from sales of long-term investments	187,754,141	81,423,056	56,739,081
Purchases of long-term investments	(204,160,758)	(91,462,752)	(63,362,573)
Net (purchases) proceeds of short-term securities	(15,296,831)	3,707,616	2,699,247

Cash (used for) provided by operating activities	(8,472,102)	7,993,697	5,050,705

Cash Provided by (Used for) Financing Activities

Payments on redemption of Preferred Shares	(20,050,000)	(15,375,000)	(11,675,000)
Cash receipts from trust certificates	42,983,888	21,925,758	16,623,821
Cash payments from trust certificates	—	(2,200,000)	(2,100,000)
Cash dividends paid to Common Shareholders	(17,879,668)	(11,698,512)	(7,481,738)
Cash dividends paid to Preferred Shareholders	(897,062)	(680,441)	(362,167)

Cash provided by (used for) financing activities	4,157,158	(8,028,195)	(4,995,084)

Cash

Net increase (decrease) in cash	(4,314,944)	(34,498)	55,621
Cash at beginning of period	4,839,185	72,347	43,607

Cash at end of period	$524,241	$37,849	$99,228

Cash Flow Information

Cash paid during the period for interest	$370,086	$486,272	$328,485

Noncash Financing Activities

Capital shares issued in reinvestment of dividends paid to shareholders	$471,303	—	—

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the year, based on the average borrowing outstanding in relation to total assets.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock MuniYield Fund, Inc. (MYD)

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to, April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.53	$10.70	$14.36	$14.98	$14.48	$14.31	$13.85

Net investment income[1]	0.51	0.49	1.03	1.05	1.08	1.11	1.09
Net realized and unrealized gain (loss)	1.52	0.77	(3.62)	(0.57)	0.61	0.21	0.41
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.04)	(0.27)	(0.28)	(0.25)	(0.16)	(0.07)
Net realized gain	—	—	—	—	(0.00)[2]	—	—

Net increase from investment operations	2.01	1.22	(2.86)	0.20	1.44	1.16	1.43

Dividends and distributions to Common Shareholders from:
Net investment income	(0.41)	(0.39)	(0.80)	(0.82)	(0.94)	(0.99)	(0.96)
Net realized gain	—	—	—	—	(0.00)[2]	—	—

Total dividends and distributions to Common Shareholders	(0.41)	(0.39)	(0.80)	(0.82)	(0.94)	(0.99)	(0.96)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	0.00 [3]	(0.00)[2]	(0.01)

Net asset value, end of period	$13.13	$11.53	$10.70	$14.36	$14.98	$14.48	$14.31

Market price, end of period	$12.49	$11.45	$9.66	$13.72	$15.76	$14.20	$13.74

Total Investment Return[4]

Based on net asset value	17.73%[5]	11.76%[5]	(20.69)%	1.40%	10.30%	8.38%	11.04%

Based on market price	12.77%[5]	22.93%[5]	(25.06)%	(7.91)%	18.33%	10.69%	11.11%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[6]	1.12%[7]	1.25%[7]	1.38%	1.23%	1.29%	1.26%	1.14%

Total expenses after fees waived[6]	1.12%[7]	1.25%[7]	1.38%	1.22%	1.29%	1.26%	1.13%

Total expenses after fees waived and excluding interest expense and fees[6,8]	1.01%[7]	1.09%[7]	1.06%	1.01%	1.01%	1.02%	0.97%

Net investment income[6]	8.15%[7]	9.20%[7]	7.65%	7.14%	7.35%	7.55%	7.75%

Dividends to Preferred Shareholders	0.31%[7]	0.74%[7]	1.99%	1.88%	1.71%	1.10%	0.51%

Net investment income to Common Shareholders	7.84%[7]	8.46%[7]	5.66%	5.26%	5.64%	6.45%	7.24%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$596,626	$523,590	$484,945	$647,574	$672,367	$644,825	$636,019

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$251,450	$271,500	$271,500	$343,000	$343,000	$343,000	$343,000

Portfolio turnover	20%	7%	20%	18%	32%	30%	22%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$84,322	$73,217	$69,695	$72,218	$74,034	$72,008	$71,358

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Amount is less than $0.01 per share.

[4]

Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Do not reflect the effect of dividends to Preferred Shareholders.

[7]	Annualized.

[8]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	29

Financial Highlights	BlackRock MuniYield Quality Fund, Inc. (MQY)

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$13.27	$11.68	$14.88	$15.32	$15.02	$15.54	$15.36

Net investment income[1]	0.49	0.46	0.97	0.97	0.99	0.99	1.03
Net realized and unrealized gain (loss)	0.93	1.51	(3.12)	(0.42)	0.37	(0.39)	0.19
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.02)	(0.04)	(0.27)	(0.30)	(0.27)	(0.14)	(0.07)
Net realized gain	—	—	(0.03)	—	—	—	—

Net increase (decrease) from investment operations	1.40	1.93	(2.45)	0.25	1.09	0.46	1.15

Dividends and distributions to Common Shareholders from:
Net investment income	(0.40)	(0.34)	(0.68)	(0.69)	(0.79)	(0.96)	(0.97)
Net realized gain	—	—	(0.07)	—	—	—	—

Total dividends and distributions to Common Shareholders	(0.40)	(0.34)	(0.75)	(0.69)	(0.79)	(0.96)	(0.97)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—

Net asset value, end of period	$14.27	$13.27	$11.68	$14.88	$15.32	$15.02	$15.54

Market price, end of period	$13.24	$12.32	$10.90	$13.20	$14.48	$14.27	$14.83

Total Investment Return[3]

Based on net asset value	10.79%[4]	17.07%[4]	(16.79)%	2.00%	7.78%	3.10%	8.26%

Based on market price	10.72%[4]	16.47%[4]	(12.47)%	(4.26)%	7.22%	2.64%	10.58%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.19%[6]	1.43%[6]	1.76%	1.71%	1.76%	1.45%	1.25%

Total expenses after fees waived[5]	1.18%[6]	1.42%[6]	1.75%	1.71%	1.75%	1.44%	1.25%

Total expenses after fees waived and excluding interest expense and fees[5,7]	1.02%[6]	1.13%[6]	1.10%	1.04%	1.04%	0.96%	0.94%

Net investment income[5]	6.96%[6]	7.58%[6]	6.89%	6.46%	6.61%	6.46%	6.74%

Dividends to Preferred Shareholders	0.32%[6]	0.69%[6]	1.92%	2.01%	1.80%	0.93%	0.45%

Net investment income to Common Shareholders	6.64%[6]	6.89%[6]	4.97%	4.45%	4.81%	5.53%	6.29%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$434,072	$403,796	$355,459	$452,657	$466,002	$456,886	$472,848

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$176,625	$192,000	$192,000	$250,000	$250,000	$250,000	$200,000

Portfolio turnover	12%	13%	20%	24%	33%	29%	28%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$86,443	$77,582	$71,318	$70,282	$71,614	$70,701	$84,114

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Financial Highlights	BlackRock MuniYield Quality Fund II, Inc. (MQT)

	Six Months Ended October 31, 2009 (Unaudited)	Period November 1, 2008 to April 30, 2009

			Year Ended October 31,

			2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$11.55	$10.17	$13.17	$13.64	$13.36	$13.72	$13.44

Net investment income[1]	0.44	0.41	0.86	0.86	0.86	0.89	0.94
Net realized and unrealized gain (loss)	0.80	1.31	(3.00)	(0.46)	0.37	(0.25)	0.27
Dividends to Preferred Shareholders from net investment income	(0.02)	(0.04)	(0.26)	(0.26)	(0.24)	(0.14)	(0.07)

Net increase (decrease) from investment operations	1.22	1.68	(2.40)	0.14	0.99	0.50	1.14

Dividends to Common Shareholders from net investment income	(0.35)	(0.30)	(0.60)	(0.61)	(0.71)	(0.85)	(0.86)

Capital charges with respect to issuance of Preferred Shares	—	—	—	—	0.00 [2]	(0.01)	—

Net asset value, end of the period	$12.42	$11.55	$10.17	$13.17	$13.64	$13.36	$13.72

Market price, end of the period	$11.58	$10.16	$8.75	$11.60	$12.93	$12.86	$12.69

Total Investment Return[3]

Based on net asset value	10.90%[4]	17.27%[4]	(18.42)%	1.39%	7.98%	3.98%	9.32%

Based on market price	17.55%[4]	19.90%[4]	(20.31)%	(5.79)%	6.34%	8.21%	11.57%

Ratios to Average Net Assets Applicable to Common Shareholders

Total expenses[5]	1.22%[6]	1.52%[6]	1.80%	1.73%	1.66%	1.49%	1.22%

Total expenses after fees waived[5]	1.22%[6]	1.52%[6]	1.79%	1.72%	1.66%	1.49%	1.21%

Total expenses after fees waived and excluding interest expense and fees[5,7]	1.05%[6]	1.18%[6]	1.12%	1.06%	1.05%	1.03%	1.01%

Net investment income[5]	7.19%[6]	7.86%[6]	6.96%	6.39%	6.44%	6.51%	7.00%

Dividends to Preferred Shareholders	0.26%[6]	0.68%[6]	2.08%	1.97%	1.78%	1.03%	0.51%

Net investment income to Common Shareholders	6.93%[6]	7.18%[6]	4.88%	4.42%	4.66%	5.48%	6.49%

Supplemental Data

Net assets applicable to Common Shareholders, end of period (000)	$277,813	$258,263	$227,551	$294,661	$305,111	$298,722	$306,764

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	$116,575	$128,250	$128,250	$160,000	$160,000	$160,000	$150,000

Portfolio turnover	13%	9%	17%	20%	37%	29%	27%

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	$84,583	$75,349	$69,420	$71,065	$72,693	$71,676	$76,139

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Shareholders.

[6]	Annualized.

[7]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	31

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniYield Fund, Inc. (“MYD”), BlackRock MuniYield Quality Fund, Inc. (“MQY”) and BlackRock MuniYield Quality Fund II, Inc. (“MQT”) (collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. The Funds are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or are not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities:

The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds leverage their assets through the use of tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At October 31, 2009, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for

32	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates

MYD	$223,617,381	$113,120,964	0.20% – 0.49%
MQY	$188,103,305	$96,057,344	0.24% – 0.85%
MQT	$115,209,702	$59,079,871	0.21% – 0.85%

For the six months ended October 31, 2009, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate

MYD	$90,042,524	0.33%
MQY	$90,045,669	0.39%
MQT	$54,704,402	0.40%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts) each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual method. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Funds’ US federal tax returns remain open for each of the three years ended October 31, 2008 and the period ended April 30, 2009. The statutes of limitations on each of the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	33

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the value of the underlying security, or if the counterparty does not perform under the contract. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

MYD

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended October 31, 2009*

Net Realized Loss From

Financial Futures Contracts

Interest rate contracts	$(265,456)

*	As of October 31, 2009, there were no financial futures contracts outstanding. During the six months ended October 31, 2009, the Fund had limited activity in these transactions.

34	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at an annual rate of 0.50% of the respective Fund’s average daily net assets. Average daily net assets is the average daily value of the Funds’ total assets minus the sum of its accrued liabilities.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Funds pay to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by advisor in the Statements of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Manager.

For the six months ended October 31, 2009, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations:

Reimbursement

MYD	$9,252
MQY	$6,180
MQT	$4,640

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short term securities, for the six months ended October 31, 2009 were as follows:

	Purchases	Sales

MYD	$235,299,753	$182,911,998
MQY	$91,892,295	$81,866,758
MQT	$65,525,018	$54,168,695

5. Market and Credit Risk:

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	35

Notes to Financial Statements (continued)

6. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares is $0.05 except MQT Series D, which is $0.10. Each Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders. In this regard, the Boards have reclassified 13,720 shares of MYD, 10,000 shares of MQY and 6,400 shares of MQT of unissued Common Shares as Preferred Shares.

Common Shares

Shares issued and outstanding for MYD during the six months ended October 31, 2009, the period ended April 30, 2009 and the year ended October 31, 2008 increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended October 31, 2009	Period November 1, 2008 to April 30, 2009	Year Ended October 31, 2008

MYD	40,375	73,715	210,884

Shares issued and outstanding remained constant for MQY and MQT during the six months ended October 31, 2009, the period ended April 30, 2009 and the year ended October 31, 2008.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles Supplementary (the “Governing Instrument”), are not satisfied.

From time to time in the future, each Fund may effect repurchases of its Preferred Shares at prices below their liquidation preference as agreed upon by the Fund and seller. Each Fund also may redeem its Preferred Shares from time to time as provided in the Funds’ Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency as of October 31, 2009:

	Series	Preferred Shares	Effective Yield	Reset Frequency Days

MYD	A	1,320	0.46%	28
	B	1,320	0.43%	28
	C	1,320	0.40%	28
	D	1,320	0.44%	28
	E	2,052	0.43%	7
	F	1,260	0.43%	7
	G	1,466	1.49%	7

MQY	A	1,413	0.43%	28
	B	1,413	0.43%	7
	C	1,413	0.40%	28
	D	1,413	0.41%	7
	E	1,413	1.49%	7

MQT	A	1,457	0.43%	28
	B	1,457	0.50%	28
	C	1,457	0.43%	7
	D	292	1.49%	7

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days, respectively, based on the results of an auction. If the Preferred Shares fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on all series of Preferred Shares (except MYD Series G, MQY Series E and MQT Series D) is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The maximum applicable rate on the Preferred Shares of MYD Series G, MQY Series E and MQT Series D is the higher of 110% of the Telerate/BBA LIBOR or

36	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Notes to Financial Statements (continued)

110% of 90% of the Kenney S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. The low, high and average dividend rates on the Preferred Shares for each Fund for the six months ended October 31, 2009 were as follows:

	Series	Low	High	Average

MYD	A	0.44%	0.72%	0.53%
	B	0.40%	0.75%	0.51%
	C	0.40%	0.79%	0.55%
	D	0.44%	0.79%	0.53%
	E	0.40%	0.79%	0.51%
	F	0.38%	0.79%	0.51%
	G	1.42%	1.79%	1.54%

MQY	A	0.43%	0.72%	0.53%
	B	0.40%	0.79%	0.50%
	C	0.40%	0.79%	0.52%
	D	0.35%	0.76%	0.48%
	E	1.42%	1.79%	1.55%

MQT	A	0.43%	0.72%	0.50%
	B	0.35%	0.73%	0.49%
	C	0.35%	0.76%	0.50%
	D	1.46%	1.82%	1.56%

Since February 13, 2008, the Preferred Shares of the Funds failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.35% to 1.82% for the six months ended October 31, 2009. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. It is impossible to predict how long this imbalance will last. A successful auction for the Funds’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions. Certain broker-dealers have individually agreed to reduce commissions for failed auctions.

During the six months ended October 31, 2009, the Funds announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

MYD	A	7/29/09	105	$2,625,000
	B	7/08/09	105	$2,625,000
	C	7/22/09	105	$2,625,000
	D	7/15/09	105	$2,625,000
	E	7/08/09	164	$4,100,000
	F	7/09/09	101	$2,525,000
	G	7/06/09	117	$2,925,000

MQY	A	8/04/09	123	$3,075,000
	B	7/14/09	123	$3,075,000
	C	7/17/09	123	$3,075,000
	D	7/10/09	123	$3,075,000
	E	7/06/09	123	$3,075,000

MQT	A	8/03/09	146	$3,650,000
	B	7/13/09	146	$3,650,000
	C	7/13/09	146	$3,650,000
	D	7/07/09	29	$725,000

During the year ended October 31, 2008, the Funds announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal

MYD	A	7/02/2008	375	$9,375,000
	B	7/09/2008	375	$9,375,000
	C	6/25/2008	375	$9,375,000
	D	6/18/2008	375	$9,375,000
	E	6/18/2008	584	$14,600,000
	F	6/26/2008	359	$8,975,000
	G	6/23/2008	417	$10,425,000

MQY	A	7/08/2008	464	$11,600,000
	B	6/24/2008	464	$11,600,000
	C	7/18/2008	464	$11,600,000
	D	6/27/2008	464	$11,600,000
	E	6/23/2008	464	$11,600,000

MQT	A	7/07/2008	397	$9,925,000
	B	7/14/2008	397	$9,925,000
	C	6/30/2008	397	$9,925,000
	D	6/24/2008	79	$1,975,000

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding for the period November 1, 2008 to April 30, 2009 remained constant.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	37

Notes to Financial Statements (concluded)

7. Capital Loss Carryforwards:

As of April 30, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires April 30,	MYD	MQY	MQT

2010	$189,274	—	$1,105,212
2012	—	—	5,561,802
2016	11,743,926	$2,229,309	493,401
2017	4,065,755	704,337	3,726,056

Total	$15,998,955	$2,933,646	$10,886,471

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through December 23, 2009, the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on December 1, 2009 to Common Shareholders of record on November 13, 2009 as follows:

Common Dividend Per Share

MYD	$0.0690
MQY	$0.0695
MQT	$0.0620

The dividends declared on Preferred Shares for the period November 1, 2009 to November 30, 2009 were as follows:

	Series	Dividends Declared

MYD	A	$104,555
	B	$100,552
	C	$106,104
	D	$101,855
	E	$154,876
	F	$94,456
	G	$341,076

MQY	A	$12,167
	B	$11,446
	C	$9,995
	D	$11,550
	E	$41,299

MQT	A	$101,707
	B	$121,816
	C	$109,164
	D	$68,471

38	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors (each, a “Board” and, collectively, the “Boards,” and the members of which are referred to as “Board Members”) of each of BlackRock MuniYield Fund, Inc. (“MYD”), BlackRock MuniYield Quality Fund, Inc. (“MQY”) and BlackRock MuniYield Quality Fund II, Inc. (“MQT,” and together with MYD and MQY, each a “Fund,” and, collectively, the “Funds”) met on April 14, 2009 and May 28 – 29, 2009 to consider the approval of its respective Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. Each Board also considered the approval of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) between its respective Fund, the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”).The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” Unless otherwise indicated, references to actions taken by the “Board” or the “Boards” shall mean each Board acting independently with respect to its respective Fund.

Activities and Composition of the Boards

Each Board consists of twelve individuals, ten of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members of each Fund are responsible for the oversight of the operations of such Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by an Independent Board Member. In addition, each Board has established an Ad Hoc Committee on Auction Market Preferred Shares.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to its respective Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any out performance or underperformance against each Fund’s peers; (b) fees, including advisory and other amounts paid to BlackRock and its affiliates by the Funds for services such as call center and fund accounting; (c) the Funds operating expenses; (d) the resources devoted to, and compliance reports relating to, the Funds’ investment objectives, policies and restrictions; (e) the Funds’ compliance with their Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, each Board requested and received materials specifically relating to the Agreements. Each Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 14, 2009, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	39

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

information and BlackRock responded to these requests with additional written information in advance of the May 28 – 29, 2009 Board meeting.

At an in-person meeting held on May 28 – 29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and such Fund and the Sub-Advisory Agreement between such Fund, the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2010. The Boards considered all factors they believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Funds and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from their relationship with the Funds; (d) economies of scale; and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of its respective Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with such Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including its Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of its respective Fund. Throughout the year, each Board compared its respective Fund’s performance to the performance of a comparable group of closed-end funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by its respective Fund’s portfolio management team discussing such Fund’s performance and such Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and its respective Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to its respective Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, each Board considered the quality of the administrative and non-investment advisory services provided to its respective Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including: (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Funds; (iii) assisting with daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including its Independent Board Members, also reviewed and considered the performance history of its respective Fund. In preparation for the April 14, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each Board received and reviewed information regarding the investment performance of its respective Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Fund’s applicable Lipper category and customized peer group selected by BlackRock. Each Board was provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of its respective Fund throughout the year.

The Board of MYD noted that, in general, MYD performed better than its Peers in that MYD’s performance was at or above the median of its customized Lipper peer group composite in each of the one-, three- and five-year periods reported.

40	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of each of MQY and MQT noted that MQY and MQT performed below the median of their respective customized Lipper peer group composite in the one- and three-year periods reported, and MQY and MQT performed above the median of their respective customized Lipper peer group composite in the five-year period reported. The Board of each of MQY and MQT, and BlackRock reviewed the reasons for MQY’s and MQT’s respective underperformance during these periods compared with their respective Peers. The Board of each of MQY and MQT was informed that, among other things, over-exposure to the long-end of the municipal curve, an overweight on insured bonds with weaker underlying credits and the underperformance of municipal cash relative to MQY’s and MQT’s respective Bond Market Association hedges all negatively impacted MQY’s and MQT’s respective performance.

For MQY and MQT, the Board of each respective Fund and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each such Fund’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including its Independent Board Members, reviewed its respective Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category. Each Board also compared its respective Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising closed-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third-party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

Each Board noted that its respective Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by such Fund’s Peers.

D. Economies of Scale: Each Board, including its Independent Board Members, considered the extent to which economies of scale might be realized as the assets of its respective Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable such Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of such Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards noted that only one closed-end fund in the Fund Complex has

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	41

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure.

E. Other Factors: The Boards also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from their relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative and distribution services. The Boards also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock, which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between its respective Fund and the Manager for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between such Fund, the Manager and the Sub-Advisor for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, each Board, including its Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of its respective Fund and its shareholders. In arriving at a decision to approve the Agreements, each Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by such Fund’s Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

42	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
The Bank of New York Mellon[1]
New York, NY 10286
State Street Bank and Trust Company[2]
Boston, MA 02101

Transfer Agent
Common Shares:
BNY Mellon Shareowner Services[1]
Jersey City, NJ 07310
Computershare Trust Company, N.A.[2]
Providence, RI 02940

Auction Agent
Preferred Shares:
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1] For MYD and MQT.
[2] For MQY.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds retired. The Funds’ Board wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds, and Brendan Kyne became Vice President of the Funds.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	43

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director nominees of each Fund:

Approved the Directors as follows:

	G. Nicholas Beckwith, III		Richard E. Cavanagh				Richard S. Davis

		Votes			Votes			Votes
	Votes For	Withheld	Votes For		Withheld		Votes For	Withheld

MYD	40,884,444	1,697,703	40,840,393		1,741,754		40,927,283	1,654,864
MQY	27,197,093	1,341,425	27,241,381		1,297,137		27,058,284	1,480,234
MQT	19,188,366	928,274	19,266,647		849,993		18,939,615	1,177,025

	Kent Dixon		Frank J. Fabozzi				Kathleen F. Feldstein

		Votes			Votes			Votes
	Votes For	Withheld	Votes For		Withheld		Votes For	Withheld

MYD	40,811,518	1,770,629	6,225	[1]	42	[1]	40,802,610	1,779,537
MQY	27,170,870	1,367,648	5,621	[1]	9	[1]	27,215,777	1,322,741
MQT	19,165,957	950,683	2,910	[1]	52	[1]	19,238,979	877,661

	James T. Flynn		Henry Gabbay				Jerrold B. Harris

		Votes			Votes			Votes
	Votes For	Withheld	Votes For		Withheld		Votes For	Withheld

MYD	40,897,638	1,684,509	40,851,314		1,730,833		40,917,445	1,664,702
MQY	27,250,773	1,287,745	27,014,800		1,523,718		27,260,081	1,278,437
MQT	19,189,997	926,643	18,942,079		1,174,561		19,232,337	884,303

	R. Glenn Hubbard		W. Carl Kester				Karen P. Robards

		Votes			Votes			Votes
	Votes For	Withheld	Votes For		Withheld		Votes For	Withheld

MYD	40,844,994	1,737,153	6,225	[1]	42	[1]	40,746,563	1,835,584
MQY	27,174,266	1,364,252	5,621	[1]	9	[1]	27,188,247	1,350,271
MQT	19,305,391	811,249	2,910	[1]	52	[1]	19,221,492	895,148

1     Voted on by holders of Preferred Shares only.

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to their shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.

44	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

Additional Information (continued)

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolio.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	OCTOBER 31, 2009	45

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

46	SEMI-ANNUAL REPORT	OCTOBER 31, 2009

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

#MYQII-10/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Fund, Inc.

Date: December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: December 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: December 21, 2009